UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Croft Value Fund
	Portfolio of Investments
	July 31, 2004 (Unaudited)

COMMON STOCKS
Shares		Value
Accident And Health Insurance- 0.95%
1,200	Partnerre Ltd.	62,772

Aircraft And Parts- 1.11%
1,200	Textron, Inc.	73,560

Automatic Controls For Regulating Residential And Commercial- 2.50%
4,408	Honeywell, Inc.	165,785

Biological Products, Except Diagnostic Substances- 0.32%
400	Invitrogen Corp. *	20,992

Cable And Other Pay Television Services- 3.13%
1,900	Cablevision Systems NY Group A *	33,193
1,357	Liberty Media International, Inc. *	42,311
3,929	Viacom, Inc. Class B	131,975
		207,479
Chemicals And Allied Products- 1.06%
1,600	FMC Corp. *	70,320

Commercial Physical And Biological Research- 1.27%
2,400	Pharmaceutical Product Development *	84,024

Department Stores- 0.55%
1,000	Sears Roebuck & Co.	36,680

Eating And Drinking Places- 0.58%
1,400	Mcdonalds Corp.	38,500

Electric Services- 1.08%
2,600	Centerpoint Energy, Inc.	30,186
2,800	Allegheny Energy, Inc. *	41,552
		71,738
Electrical Work- 0.55%
5,800	Quanta Services, Inc. *	36,424

Electronic Connectors- 5.97%
12,775	Tyco International	396,025

Electronic And Other Electrical Equipment- 0.40%
800	General Electric Co.	26,600

Farm Machinery And Equipment- 2.08%
6,600	Agco Corp. *	138,072

Fire, Marine, And Casualty Insurance- 4.33%
2,763	St Paul Travelers	102,424
4,550	Ace Ltd.	184,685
		287,109
Gas And Other Services Combined- 0.59%
1,100	Sempra Energy	39,325

General Industrial Machinery And Equipment- 1.55%
1,500	Ingersoll-Rand	103,035

Heavy Construction Other Than Bldg Const - Contractors- 2.20%
3,200	Fluor Corp.	145,760

Hospital And Medical Service Plans- 0.51%
1,400	Health Net, Inc. *	33,782

Industrial Instruments For Measurement, Display, And Control- 0.27%
600	Cognex Corp.	18,048

Industrial Trucks, Tractors, Trailers, And Stackers- 2.64%
4,500	Terex Corp. *	175,095

Insurance Agents, Brokers, And Service- 1.14%
1,700	Marsh & Mclennan Cos., Inc.	75,446

Laboratory Analytical Instruments- 1.13%
800	Beckman Coulter, Inc.	44,136
700	Waters Corporation *	30,716
		74,852
Life Insurance- 5.21%
4,100	Prudential Financial, Inc.	190,896
1,200	HCA, Inc.	46,380
2,500	Commonwealth Industries, Inc.	24,700
900	Genworth Financial, Inc.	20,466
1,443	Lincoln National	63,059
		345,501
Lumber And Other Building Materials Dealers- 2.62%
3,570	Lowes Companies, Inc.	173,930

Measuring And Controlling Devices, NEC- 0.35%
900	Thermo Electron Corp. *	23,148

Metalworking Machinery And Equipment- 1.19%
1,924	SPX Corporation	78,788

Millwood, Veneer, Plywood, And Structural Wood Members- 1.02%
2,236	Masco Corp.	67,617

Miscellaneous Industrial And Commerical Machinery And Equipment- 1.56%
1,600	Eaton Corporation	103,424

Miscellaneous Fabricated Metal Products- 0.37%
2,500	Shaw Group, Inc. *	24,800

Motion Picture And Video Tape Production- 5.96%
272	Liberty Media Corp. Rights *	1,631
9,800	Time Warner, Inc. *	163,170
27,159	Liberty Media Corp. *	230,308
		395,109
National Commercial Banks- 4.87%
2,055	Bank Of America	174,696
3,360	Citigroup, Inc.	148,142
		322,838
Natural Gas Transmission- 2.22%
12,100	Williams Cos., Inc.	147,015

Orthopedic, Prosthetic, And Surgical Appliances And Supplies- 0.58%
1,100	Edwards Lifesciences Corp. *	38,687

Paper Mills- 0.89%
9,000	Abitibi Consolidated, Inc.	59,220

Paper And Paper Products- 1.36%
2,800	Boise Cascade Corp.	90,300

Paperboard Containers And Boxes- 0.53%
1,500	Packaging Corp.	35,040

Paperboard Mills- 2.07%
7,361	Smurfit-Stone *	136,988

Petroleum Refining- 0.80%
1,475	Premcor, Inc. *	52,953

Pharmaceutical Preparations- 6.22%
3,000	Bristol Myers Squibb Co.	68,700
2,700	Pfizer, Inc.	86,292
700	Cephalon, Inc. *	35,364
1,900	Abbott Laboratories	74,765
700	Johnson & Johnson	38,689
500	Watson *	12,605
2,715	Wyeth	96,111
		412,526
Plastics Material Synthetic Resins, And Nonvulcanizable Elas- 0.98%
9,000	Polyone Corp. *	65,070

Plastics, Foil, And Coated Paper Bags- 0.64%
1,800	Pactiv Corp. *	42,444

Prepackaged Software- 1.49%
2,500	Microsoft Corp.	71,225
1,100	Synopsys Corp. *	27,775
		99,000
Primary Smelting And Refining Of Nonferrous Metals- 1.01%
2,000	Inco Ltd. *	66,740

Printed Circuit Boards- 0.13%
698	Flextronics Intl Ltd. *	8,774

Radio And Television Broadcasting And Communication Equipment- 0.47%
2,700	Nokia	31,374

Railroads, Line-Haul Operating- 0.23%
1,025	Kansas City Southern Industries, Inc. *	14,986

Real Estate Agents And Managers- 2.55%
7,400	Cendant Corp.	169,312

Real Estate Investment Trusts- 2.75%
13,000	Meristar Hospilality NR *	75,400
2,345	Mills Corporation	106,932
		182,332
Search, Detection, Navigation, Guidance And Aeronautical- 0.40%
500	Esco Technologies, Inc. *	26,325

Semiconductors And Related Devices- 0.25%
1,800	Memc Electronic Materials, Inc. *	16,362

Soap, Detergent, Cleang Prepar, Perfumes, Cosmetics- 0.63%
800	Procter & Gamble Co.	41,720

Trucking & Courier Services- 0.65%
600	United Parcel Service, Inc.	43,176

Telephone Communications, Except Radiotelephone- 1.00%
7,400	Qwest Commnunications Intl, Inc. *	28,786
1,200	Century Telephone Enterprises, Inc.	37,188
		65,974

TOTAL COMMON STOCKS (Cost $4,623,031)- 86.94%		$5,762,896

COMMERCIAL PAPER
100,000	AIG Fund, 1.26%, 08-03-2004	100,000
200,000	AIG Fund, 1.27%, 08-13-2004	200,000
200,000	General Electric Capital Services Corp., 1.27%, 8/13/04	200,000
200,000	General Motors Corp., 1.47%, 8/03/04	200,000
		700,000

TOTAL COMMERCIAL PAPER (Cost $700,000)- 10.56%		$700,000

PREFERRED STOCK .95%
3,500	Equity Securities Trust I 6.5% Convertible	$63,035

TOTAL PREFERRED STOCK (Cost $80,960)- 10.56%		$63,035

MONEY MARKET FUNDS 1.48%
98,367	First American Treasury Obligation Fund .61% (Cost $98,367)	98,367

TOTAL INVESTMENTS- 99.94%		$6,624,298

ASSETS LESS LIABILITIES- 0.06%		4,211

NET ASSETS- 100.00%		$6,628,509

* Non-income producing securities.

+ Deemed to be an affiliated issuer.

	Croft Income Fund
	Portfolio of Investments
	July 31, 2004 (Unaudited)

CLOSED END MUTUAL FUNDS - 3.10%
Taxable Bond Funds - 3.10%
6,200	Alliance World Dollar Gov't Fund II	71,300
4,500	Salomon Brothers Worldwide Income Fund	69,705
9,600	Templeton Emerging Markets Income Fund	119,808
		260,813

Total Closed End Mutual Funds (Cost $227,526)		$260,813

CORPORATE BONDS AND NOTES - 57.41%

Cable TV & Cellular Telephone - 3.68%
185,000	CF Cable TV Inc. Senior Secured Notes, 9.125%, 7/15/07	195,119
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	114,980
		310,099
Chemicals - 7.31%
65,000	ARCO Chemical Co. Debentures, 10.250%, 11/1/10	67,275
150,000	ARCO Chemical Co. Debentures, 9.800%, 2/1/20	149,250
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	84,945
100,000	Hanna (M.A.) Co. Notes 6.580%, 2/23/11	84,000
70,000	IMC Global, Inc. Senior Notes, 11.250%, 6/1/11	81,200
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	31,800
30,000	IMC Global, Inc. Debentures, 6.875%, 7/15/07	30,900
99,000	Millennium American, Inc. Senior Unsecured Debentures, 7.625%, 11/15/26	86,625
		615,995
Containers & Paper - 2.48%
150,000	Abitibi-Consolidated, Inc. Debentures, 7.400%, 4/1/18	140,505
45,000	Abitibi-Consolidated, Inc. Debentures, 7.500%, 4/1/28	39,262
30,000	Abitibi-Consolidated, Inc. Debentures, 8.850%, 8/1/30	29,358
		209,125
Electric & Gas Utilities - 1.82%
67,000	El Paso Corp. Senior Notes, 7.000%, 5/15/11	60,300
90,000	Kansas Gas & Electric, 1st Mortgage, 6.500% 8/1/05	93,015
		153,315
Electronic Instruments and Controls - 2.55%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	40,368
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	61,044
100,000	Avnet Inc. Notes, 9.750%, 2/15/08	113,620
		215,032
Energy and Energy Services - 0.84%
65,000	Global Marine, Inc., Notes, 7.000%, 6/1/28	70,480

Environmental Service/Pollution Control - 0.68%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	56,975

Financial Services - 6.21%
100,000	American Financial Group, Inc. Senior Debentures, 7.125%, 4/15/09	108,000
100,000	Capital One Bank Senior Bank Notes, 8.250%, 6/15/05	104,560
53,000	Capital One Bank Medium-Term Notes, 6.875%, 2/1/06	55,894
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	69,306
50,000	CSC Holdings, Inc. Senior Notes, 7.875%, 12/15/07	52,500
105,000	Lincoln National Corp. Debentures, 9.125%, 10/1/24	110,544
20,000	Washington Mutual Cap Company Guarantee, 8.375%, 6/1/27	22,236
		523,040
Food and Drug Producers - 0.95%
80,000	Borden, Inc. Sinking Fund Debentures, 9.250%, 6/15/19	80,000

Gas & Gas Transmission - 1.28%
100,000	KN Energy, Inc. Senior Debentures , 7.250%, 3/1/28	107,650

Home Lawn & Garden Equipment - 1.29%
100,000	Toro Company Debentures, 7.800%, 6/15/27	108,560

Hotels & Motels - 3.89%
80,000	Cendant Corp. Notes, 6.875%, 8/15/06	85,568
250,000	ITT Corp. (New) Debentures , 7.750%, 11/15/25	242,500
		328,068
Industrial Goods - 2.18%
75,000	Cummins Engine Company, Inc. Debentures, 6.750%, 2/15/27	78,375
50,000	Tyco International Group, SA Company Guarantee, 5.800%, 8/1/06	52,300
50,000	Tyco International Group, SA Company Guarantee, 6.875%, 1/15/29	53,170
		183,845
Media & Entertainment - 5.11%
345,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	430,250

Heavy Construction other than Building Construction - 1.24%
100,000	Fluor Corp. Notes, 6.9500%, 3/1/07	104,250

Miscellaneous Consumer Goods & Services - 1.44%
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	121,590

Motor Vehicle Parts & Accessories - 0.47%
40,000	Dana Corp. Notes, 7.00%, 3/15/28	39,600

Paper & Paper Products - 2.63%
100,000	Boise Cascade Corp. Debentures, 7.350%, 2/1/16	113,540
100,000	Bowater, Inc. Debentures, 9.375%, 12/15/21	107,720
		221,260

Pipelines - 1.84%
25,000	Sonat Inc. Notes, 6.875%, 6/1/05	25,000
150,000	Sonat Inc. Notes, 7.625%, 7/15/11	136,500
		161,500

Printing & Publishing - 2.23%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	187,919

Retail Stores - .63%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	53,465

Semiconductors - 0.40%
30,000	Flextronics Intl., Ltd. Senior Subordinated Notes, 9.875%, 7/1/10	33,825

Telephones & Communications - 3.97%
186,000	Liberty Media Senior Debentures 8.250%, 2/1/30	209,250
115,000	Motorola, Inc. Debentures 6.500%, 11/15/28	114,080
9,654	NYNEX Corp. Amortized Debentures, 9.550%, 5/1/10	11,017
		334,347
Tires - 0.88%
80,000	Goodyear Tire & Rubber Co. Notes, 7.857%, 8/15/11	74,400

Wholesale-Computer & Peripheral Equipment & Software - 0.09%
7,000	IKON Office Solutions, 7.250%, 6/30/08	7,227

Steel Works, Blast Furnaces & Rolling Mills - 1.25%
91,000	U.S. Steel, LLC, Senior Notes 10.750%, 8/1/08	105,333

Total Corporate Bonds and Notes (Cost $4,342,792)		$4,837,150

CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS - 38.00%

Commercial Paper - 17.80%
250,000	Aigfun Corp. 1.26%, 8/3/04	250,000
200,000	Aigfun Corp. 1.27%, 8/13/04	200,000
300,000	General Electric Capital Services Corp., 1.29%, 8/3/04	300,000
300,000	General Electric Capital Services Corp., 1.27%, 8/13/04	300,000
250,000	General Motors Acceptance Corp., 1.47%, 8/03/04	250,000
200,000	General Motors Acceptance Corp., 1.48%, 8/13/04	200,000
		1,500,000

U.S. Government Obligations - 20.20%
1,000,000	U.S. Treasury Notes, 2.125%, 10/31/04	1,001,600
700,000	U.S. Treasury Notes, 1.875%, 9/30/04	700,630
		1,702,230

Money Market Funds - 0.27%
22,976	U.S. Bank First American Treasury Obligation, .26%	22,976

Total Cash Equivalents And Short-Term Investments (Cost $3,222,976)		$3,225,206

TOTAL INVESTMENTS (Cost $7,793,294) 98.78%		$8,323,169

OTHER ASSETS LESS LIABILITIES - 1.22%		102,773

NET ASSETS - 100.00%		$8,425,942

* Non-income producing securities.

+ Deemed to be an affiliated issuer.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 29, 2004

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 29, 2004

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  September 29, 2004